Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 478,983	$ 800,735
Restricted Cash		31,936
Accounts receivables and other receivables, net	2,771,443	5,528,826
Income taxes receivable	257,304	1,657,829
Prepayments	1,660,661	2,269,493
Other current assets	176,044	509,333
Total Current Assets	5,344,435	10,798,152
Non Current Assets:
Property and equipment, net	444,967	593,357
Intangible assets, net	6,730,155	6,168,534
Investment in Joint Venture	134,475
Total Non Current Assets	7,309,597	6,761,891
Total Assets	12,654,032	17,560,043
Current Liabilities:
Accounts payable	2,364,291	3,373,487
Vouchers payable	2,897,175	6,477,256
Accrued expenses	2,232,670	3,128,515
Value-added tax payable	233,441	32,387
Other current liabilities		143,073
Shareholder loans payable	8,123,835	50,057,013
Short-term borrowings	3,765,234	558,206
Total Current Liabilities	19,616,646	63,769,937
Non Current Liabilities:
Convertible Shareholder loans, at fair value		22,560,124
Total Non current Liabilities		22,560,124
Total Liabilities	19,616,646	86,330,061
Commitments and Contingencies (Note 15)
Common stock £0.002 par value; [79,420,315] shares authorized; 55,318,354 and 25,000,043 shares issued and outstanding as of December 31, 2025 and 2024, respectively	137,820	65,280
Additional paid-in capital	183,489,676	74,374,429
Accumulated deficit	(194,657,170)	(148,420,321)
Accumulated other comprehensive income	4,067,061	5,210,594
Total Stockholders’ Deficit	(6,962,613)	(68,770,018)
Total Liabilities and Stockholders’ Deficit	$ 12,654,033	$ 17,560,043